Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 27 - Financial Instruments

A.	Financial risk management policy

The Group’s overall risk management policy focuses on activities to minimize possible negative effects on the Group’s financial performance. The Group uses derivative financial instruments to hedge against certain risk exposures.

The individual responsible for the management of market risks in the Company is the Company’s CFO, who reports to the board of directors and to the financial statements review committee from time to time regarding his activities, in order to reduce the Company’s market risks, and the impact thereof on its operating results.

The Company’s policy is to reduce the various risks to the extent feasible. The Company directs risk management towards economic exposure if there is a discrepancy between that exposure and the accounting exposure.

The CFO also reports to the required organs in the Company on an ongoing basis regarding the status of the Company’s liquid balances and the balances of its liabilities, and regarding the composition thereof.

The Company’s activities expose it to various financial risks, as follows:

(1)	Changes in foreign currency exchange rates

Some of the Company’s costs involved in project construction, finance costs, transactions and revenues are denominated in foreign currency, and the Company is therefore exposed to changes in those exchange rates, which affect the feasibility and profitability of the projects. The Company evaluates and makes use, from time to time, of derivative financial instruments, mostly forward transactions and currency options (“hedging transactions”), to hedge its economic exposure to changes in foreign currency exchange rates. The derivative financial instrument below is treated under accounting hedging.

		Amount receivable in transaction currency	Amount payable in transaction currency		Fair value
	Project	Millions	Millions	Expiration date	USD millions

Foreign currency forward contracts (1)	BESS	USD 5.8	NIS 19.2	January 2027	(0.2)
Foreign currency forward contracts (2)	PV+BESS	USD 9.6	EUR 8.3	March 2026	(0.1)

(1)	Hedging transaction to hedge against the USD/NIS exchange rate, based on the schedule of payments to the main contractors of the projects.

(2)	Hedging transaction to hedge against the USD/EUR exchange rate, based on the schedule of payments to the main contractors of the projects.

Presented below is a sensitivity analysis which includes current balances of monetary items denominated in foreign currency, and which adjusts the translation thereof at the end of the period, to changes in the foreign currency exchange rate. The sensitivity analysis also includes loans to foreign operations in the Group which are denominated in a currency other than the currency of the lender or the borrower, which do not constitute a part of the net investment in the foreign operation (hereinafter: “loans to foreign operation”). The Company is also exposed to the equity in respect of its share in consolidated companies with a different functional currency from the Company’s functional currency (hereinafter: the “equity of foreign operation”). This exposure is carried to other comprehensive income (hereinafter: “OCI”).

	As of December 31, 2025
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

NIS vs EURO
Loans to foreign operations	-	(675)	13,495	675	-

Equity of foreign operations
NIS vs EURO	(51,093)	-	1,021,869	-	51,093
NIS vs HUF	(643)	-	12,853	-	643
Total effect OCI	(51,736)	-	1,034,722	-	51,736

	As of December 31, 2024
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

NIS vs EURO
Loans to foreign operations	-	(626)	12,511	626	-

Equity of foreign operations
NIS vs EURO	(41,569)	-	831,371	-	41,569
NIS vs HUF	(462)	-	9,249	-	462
Total effect on OCI	(42,031)	-	840,620	-	42,031

(2)	Change in index

Consolidated entities in Israel have revenues from electricity which are determined according to a tariff which is updated once per year in accordance with the consumer price index. On the other hand, loans taken out by consolidated entities were made, as much as possible, with the same linkage as the linkage to the electricity tariff. The Company also extended loans to investees and non-controlling interests and liability in respect of deferred consideration arrangement, which are linked to the consumer price index.

The following table presents the group's sensitivity to the index – the effect of a 3% change in the index:

	As of December 31, 2025
	Increase 3%	Carrying value	Decrease 3%
	Pre-tax profit		Pre-tax profit
3% Change in the index rate	USD in thousands

Loans to investees and non-controlling interests	1,356	45,184	(1,356)
Loans from banks and other financial institutions	(24,831)	(827,684)	24,831
Loans from non-controlling interests	(43)	(1,441)	43
Other financial liabilities	(81)	(2,687)	81

	(23,599)	(786,628)	23,599

	As of December 31, 2024
	Increase 3%	Carrying value	Decrease 3%
	Pre-tax profit		Pre-tax profit
3% Change in the index rate	USD in thousands

Loans to non-controlling interests	183	6,115	(183)
Loans from banks and other financial institutions	(22,625)	(754,163)	22,625
Loans from non-controlling interests	(35)	(1,173)	35
Other financial liabilities	(74)	(2,480)	74

	(22,551)	(751,701)	20,551

B.	Financial risk factors

(1)	Interest rate risk

Change in interest rates

Interest rate risk is due to loans bearing variable interest rates, which expose the Company to cash flow risk.

The following table presents the group's values of financial instruments which are exposed to cash flow risks in respect of interest rate changes which are not hedged in interest rate swap transactions and their sensitivity to the change of interest rate – the effect of a 2% change in the interest rate:

	As of December 31, 2025
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks	(2,250)	(112,483)	2,250
SOFR-linked credit and loans from banks (*)	-	(1,569,925)	-
Loans to investees with variable interest	107	5,351	(107)

	(2,143)	(1,677,057)	2,143

	As of December 31, 2024
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks (*)	(510)	(142,123)	510
SOFR-linked credit and loans from banks (*)	-	(206,379)	-
Loans to investees with variable interest	219	10,951	(219)

	(291)	(337,551)	291

(*)
The company has loans which are linked to the SOFR interest rate and loans linked to the Euribor interest rate. The loans are used to finance projects under construction. Interest expenses during the construction period are capitalized to the cost of the facilities and have no impact on the Company’s results.

Interest rate swaps:

Through interest rate swaps, the Group engages in contracts to swap the differences between the amounts of fixed and variable interest rates, which are calculated in respect of agreed-upon stated principal amounts. These contracts allow the Group to reduce the cash flow exposure of debt issued at variable interest. The fair value of the interest rate swaps at the end of the reporting period is determined by discounting the future cash flows using the yield curves at the end of the reporting period, and the credit risk in the contract.

All interest rate swaps which replace variable interest rates with fixed interest rates are intended to hedge cash flows in order to reduce the Group’s exposure to cash flows from variable interest rates on loans.

The following table specifies the interest rate swap contracts which were designated as hedging instruments, which exist as of the end of the reporting period:

	Interest rates		Par value	Final	Carrying value
Hedged contract	Original	After hedging	In thousands	repayment date	USD in thousands
Loan to finance the Lukovac project	3 month Euribor	0.75%	EUR 13,965 (USD 16,397)	31/03/2031	650
Loan to finance the Picasso project	3 month Euribor	1.08%	EUR 62,591 (USD 73,490)	31/03/2039	6,052
Loan to finance the Attila projects	3 month Bubor	1.445%-3.7%	HUF 11,081,815 (USD 32,375)	31/12/2030	3,593
Loan to finance the Bjorn project	6 month Euribor	0.526%	EUR 147,400 (USD 173,068)	28/12/2040	28,352
Loan to finance the Raaba ACDC project	3 month Euribor	2.908%	EUR 7,484 (USD 8,787)	30/12/2033	(167)
Loan to finance the Raaba Flow project	3 month Euribor	2.809%	EUR 16,617 (USD 19,511)	30/12/2033	(253)
Loan to finance the Pupin project	3 month Euribor	2.987%	EUR 57,886 (USD 67,966)	31/03/2040	(2,155)
Loan to finance the Atrisco project - PV	6 month SOFR	4.0712%	USD 113,129	30/09/2049	(747)
Loan to finance the Atrisco project - BESS	6 month SOFR	4.1049%	USD 173,228	30/09/2049	(2,667)
Loan to finance the Country Acres project	3 month SOFR	3.8955%	USD 281,647	30/09/2056	4,371
Loan to finance the Quail Ranch project	3 month SOFR	4.0485%	USD 99,591	31/03/2051	(1,172)
Loan to finance the Roadrunner project	3 month SOFR	4.141%	USD 285,621	31/12/2050	(6,702)
Loan to finance the Snowflake project	3 month SOFR	4.06%	USD 750,723	30/06/2052	4,518

During the years 2025, 2024 and 2023, profit (loss) net of tax in the amount of USD 2,433 thousand, USD (81) thousand and USD (23,380), respectively, were recognized under other comprehensive income, in respect of the effectiveness of the cash flow hedge as a hedge against the cash flow risk in respect of interest rates.

(2)	Credit risk

Credit risk refers to the risk that the counterparty will not fulfill its contractual obligations, and will cause the Group to incur financial loss. Upon the initial engagement, the Group estimates the quality of the credit which is given to the customer. The restrictions which are attributed to the Group’s customers are evaluated once per year, or more frequently, based on new information which has been received, and on its fulfillment of previous debt payments.

The Group measures the credit loss provision in respect of trade receivables according to the probability of insolvency throughout the instrument’s entire lifetime. In light of the fact that the Company’s customers are large, financially strong entities, mostly with regulatory support, the probability of insolvency is low, and the Company believes that the expected credit losses in respect of them are insignificant.

The Company deposits its balance of liquid financial assets in bank deposits and in securities. All the deposits are with a diversified group of leading banks preferably with banks that provide loans to the Company.

(3)	Liquidity risk

The cash flow forecast is prepared by the Company’s finance department, both on the level of the various entities in the Group, and in consolidated terms. The finance department evaluates current forecasts of liquidity requirements in the Group in order to verify that sufficient cash is available for operating requirements, and while ensuring that the Company does not deviate from the credit facilities and financial covenants in respect of its credit facilities.

The Group’s forecasts take into account several factors, such as financing sources for expected investments and for debt service, which include, inter alia, cash flows from operating activities and from the realization of projects which the Company owns, and raisings of equity and debt which include, inter alia, rights issues, long-term loans and debentures. The Group’s forecasts also take into account the fulfillment of obligatory financial covenants, the fulfillment of certain liquidity ratio targets, and the fulfillment of external requirements such as laws or regulations, when relevant.

The cash surplus which is held by the Group’s entities, which are not required in order to finance the activity as part of working capital, are invested in stable investment channels such as fixed period deposits, and other stable channels. These investment channels are chosen according to the desired repayment period, or according to their liquidity, such that the Group has sufficient cash balances, in accordance with the foregoing forecasts.

Presented below are details regarding the Company’s liabilities segmented by repayment years, except for current items in the statement of financial position, such as trade and other payables, which are expected to be repaid according to their carrying values during the coming year:

	As of December 31, 2025(**)
						After
	2026	2027	2028	2029	2030	2030	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Liability in respect of deferred consideration arrangement	(412)	(412)	(412)	(412)	(412)	(2,101)	(4,161)
Liability in respect of put option	(24,961)	-	-	-	-	-	(24,961)
Loans from non-controlling interests	(12,615)	(11,070)	(11,878)	(11,528)	(11,505)	(28,806)	(87,402)
Debentures(*)	(199,941)	(203,781)	(183,148)	(199,764)	(81,558)	(225,901)	(1,094,093)
Credit and loans from banks and other financial institutions (*)	(983,595)	(1,056,547)	(276,482)	(296,946)	(227,615)	(2,069,309)	(4,910,494)
Liability in respect of tax equity arrangements	(16,768)	(15,976)	(15,961)	(15,939)	(10,910)	(73,307)	(148,861)
Lease liability(*)	(16,175)	(17,491)	(17,162)	(16,954)	(16,415)	(340,700)	(424,897)

	(1,254,467)	(1,305,277)	(505,043)	(541,543)	(348,415)	(2,740,124)	(6,694,869)

(*)	The above figures are presented according to their par values on the repayment date, including unaccrued interest, linked to the CPI / exchange rate as of the balance sheet date.

(**)	The Company has commitments in power purchase agreements which are not reflected in the Company’s statement of financial position.

C.	Fair value

(1)	Details of assets and liabilities which are measured in the statement of financial position at fair value:

For the purpose of measuring the fair value of assets or liabilities, the Group classifies them according to a hierarchy which includes the following three levels:

-	Level 1: Quoted (unadjusted) prices in active markets for identical properties or identical liabilities as those to which the entity has access on the measurement date.

-	Level 2: Inputs, except for quoted prices which are included in level 1, which are observable in respect of the asset or liability, directly or indirectly.

-	Level 3: Unobservable inputs in respect of the asset or liability.

The classification of assets or liabilities which are measured at fair value is based on the lowest level at which significant use was made for the purpose of measuring the fair value of the asset or liability, in their entirety.

Presented below are details regarding the Group’s assets and liabilities which are measured in the Company’s statement of financial position at fair value periodically, in accordance with their measurement levels.

Details regarding fair value measurement at Level 3

Valuation method for
Financial instrument	determining fair value
Non-marketable shares measured at fair value through profit or loss	Fair value measured using a valuation method that includes the discounted cash flow method

Performance-based (“earn out”) contingent consideration	Fair value measured using the discounted cash flow method

The tables hereunder presents the fair value of the financial instruments that are measured at fair value in accordance to the fair value hierarchy:

As of December 31, 2025:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	-	-	83,582	83,582

Interest rate swaps	-	51,996	-	51,996

Financial liabilities at fair value:

Contracts in respect of forward transactions	-	(364)	-	(364)

Transactions to peg electricity prices swap (CFD differences contract)	-	(168)	-	(168)

Interest rate swaps	-	(18,323)	-	(18,323)

As of December 31, 2024:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	-	-	69,216	69,216

Interest rate swaps	-	55,118	-	55,118

Financial liabilities at fair value:
Contracts in respect of forward transactions	-	(10)	-	(10)

Interest rate swaps	-	(11,448)	-	(11,448)

Transactions to peg electricity prices swap (CFD differences contract)	-	(4,123)		(4,123)

The table hereunder presents a reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy:

	2025	2024
	Financial assets
Non-marketable shares measured at fair value through profit or loss	USD thousands
Balance as of January 1	69,216	53,466
Investment	6,475	14,707
Revaluation (*)	665	4,580
Translation differences	7,226	(3,537)
Balance as of December 31	83,582	69,216

	2025	2024
	Financial liabilities
Performance-based (“earn out”) contingent consideration	USD thousands
Balance as of January 1	-	(22,941)
Revaluation	-	(403)
Repayment	-	23,344
Balance as of December 31	-	-

(*)	Under financing income and expenses.

(2)	Fair value of items which are not measured at fair value in the statement of financial position:

Except as specified in the following table, the Company believes that the carrying value of items which are not measured at fair value, including loans from non-controlling interests, is approximately identical to their fair value.

		Carrying value		Fair value
		As of December 31		As of December 31
	Fair value level	2025	2024	2025	2024
		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures and convertible debentures	Level 1	924,687	616,334	1,064,173	601,511

Loans from banks and other financial institutions (1)	Level 3	1,115,940	1,254,996	857,562	1,018,890

(1)
Fair value is determined according to the present value of future cash flows, discounted by an interest rate which reflects, according to the assessment of management, the change in the credit margin and risk level which occurred during the period.

D.	Other financial assets, Other financial liabilities and Financial liabilities through profit or loss

	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands
Current assets
Other financial assets
Interest rate swaps	-	975
Loans to non-controlling interests (3)	524	446
Non-current assets
Other financial assets
Loans to non-controlling interests	6,387	5,669
Interest rate swaps	51,996	54,143

	58,907	61,233
Current liabilities
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)	(168)	(4,122)
Interest rate swaps	(5,151)	(591)
Liability in respect of tax equity arrangement	(10,464)	(3,418)
Contracts in respect of forward transactions	(364)	(10)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement (2)	(169)	(184)
Non-current liabilities
Other financial liabilities
Interest rate swaps	(13,172)	(10,857)
Liability in respect of tax equity arrangement	(365,131)	(97,008)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement (2)	(2,519)	(2,296)
Founder’s put option (1)	(24,427)	(23,548)

	(421,565)	(142,034)

(1)	For additional details, see Note 8A(1).

(2)
The Company has liabilities in respect of deferred consideration arrangements for initiation services which were provided by some of the towns in Halutziot project. In exchange for the initiation services, those towns are entitled to a percentage of the distributable free cash flows, as defined in the agreement. The balance of the liability in respect of the deferred consideration arrangement including current maturities (see also Note 11), as of December 31, 2025 and 2024, amounted to USD 2,688 thousand and USD 2,480 thousand, respectively.

(3)	The current maturities related to Loans to non-controlling interests included in Other receivables in the Consolidated Statements of Financial Position.